CASH EQUIVALENTS - Schedule of Cash Equivalents and Short Term Investments (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
CASH EQUIVALENTS
Total cash and cash equivalents	€ 29,836	€ 43,471
Short term investment	0
Total cash and cash equivalents	29,836	€ 43,471
Indebtedness pledged in cash positions in USD	€ 3,853